Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Current assets:
Cash and cash equivalents	$ 19,754,552	$ 13,195,999
Restricted cash	915,242	1,347,246
Accounts receivable, net of allowance for doubtful accounts of $2,342,732 and $2,197,396, respectively	19,390,619	19,658,188
Notes receivable	4,810,805	1,410,613
Inventories	29,840,861	24,867,708
Advances to suppliers, net	2,185,565	3,369,468
Other receivables	474,332	552,633
Total current assets	77,371,976	64,401,855
Property, plant and equipment, net	5,878,107	5,989,136
Land use rights, net	1,093,078	1,069,891
Long-term investments	13,296,552	12,836,916
Deferred tax assets	360,495	338,729
TOTAL ASSETS	98,000,208	84,636,527
Current liabilities:
Accounts payable	2,563,412	919,492
Accounts payable - related parties	3,922,725	2,439,105
Accrued expenses and other current liabilities	1,799,794	1,771,245
Notes payable	82,998	548,253
Advances from customers	4,230,712	4,005,942
Advance from customers - related parties	409,659	395,498
Due to related parties	337,497	606,986
Short-term borrowings	72,806	11,888,662
Long-term borrowings - current portion	43,683
Taxes payable	3,890,310	3,126,778
Total current liabilities	17,353,596	25,701,961
Long-term borrowings	4,318,830	9,300,625
TOTAL LIABILITIES	21,672,426	35,002,586
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,239,182 and 13,239,182 shares issued and outstanding at March 31, 2023 and September 30, 2022	2,848	2,648
Additional paid-in capital	67,221,113	44,211,313
Statutory reserves	637,882	494,223
Retained earnings	5,095,191	3,802,265
Accumulated other comprehensive income	3,080,515	873,059
Total equity attributable to Huadi International Group Co., Ltd.	76,037,549	49,383,508
Equity attributable to non-controlling interests	290,233	250,433
Total shareholders’ equity	76,327,782	49,633,941
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 98,000,208	$ 84,636,527